JPMorgan Climate Change Solutions ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.5%
Australia — 1.8%
Brambles Ltd.	8,824	135,002
Austria — 0.7%
ANDRITZ AG	782	54,420
Canada — 1.3%
West Fraser Timber Co. Ltd.	792	54,907
WSP Global, Inc.	187	38,504
		93,411
China — 2.1%
BYD Co. Ltd., Class H	3,000	43,802
Contemporary Amperex Technology Co. Ltd., Class A	3,120	113,944
		157,746
Denmark — 1.9%
NKT A/S *	645	56,743
Novonesis Novozymes B	1,315	85,077
		141,820
France — 4.7%
Nexans SA	1,280	183,962
SPIE SA	2,843	167,315
		351,277
Germany — 6.0%
E.ON SE	9,825	179,240
Infineon Technologies AG	1,749	68,706
Mercedes-Benz Group AG	604	34,199
Nemetschek SE	353	52,595
Siemens AG (Registered)	431	109,777
		444,517
Ireland — 0.9%
Kingspan Group plc	836	69,381
Italy — 2.8%
Prysmian SpA	2,653	211,878
Japan — 6.7%
Daikin Industries Ltd.	500	61,478
Hitachi Ltd.	8,200	250,925
Keyence Corp.	200	72,346
Organo Corp.	1,800	110,908
		495,657
Netherlands — 1.0%
Arcadis NV	1,562	77,956
Spain — 1.0%
Iberdrola SA	4,030	70,833
Sweden — 4.0%
Atlas Copco AB, Class A	6,167	93,914

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Boliden AB *	2,804	85,828
Volvo AB, Class B	4,147	119,101
		298,843
Switzerland — 1.4%
TE Connectivity plc	520	106,990
Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	561	135,549
United Kingdom — 8.9%
National Grid plc	12,105	170,101
Severn Trent plc	2,904	101,836
SSE plc	12,409	304,172
United Utilities Group plc	5,787	86,387
		662,496
United States — 50.5%
Acuity, Inc.	199	61,959
AGCO Corp.	1,925	227,092
Autodesk, Inc. *	490	148,524
Badger Meter, Inc.	286	53,985
Carlisle Cos., Inc.	150	53,207
Carrier Global Corp.	1,336	91,676
CNH Industrial NV	8,095	104,911
Crown Holdings, Inc.	1,027	102,043
Deere & Co.	323	169,372
Generac Holdings, Inc. *	1,042	202,867
Gibraltar Industries, Inc. *	1,220	80,557
HA Sustainable Infrastructure Capital, Inc., REIT	4,175	108,425
Hubbell, Inc.	364	159,243
Itron, Inc. *	548	68,248
NextEra Energy, Inc.	3,227	229,311
NEXTracker, Inc., Class A *	912	53,133
NVIDIA Corp.	435	77,373
Owens Corning	763	106,385
Pentair plc	902	92,184
Public Service Enterprise Group, Inc.	1,156	103,797
Quanta Services, Inc.	430	174,636
Schneider Electric SE	202	52,276
Steel Dynamics, Inc.	529	67,479
Tetra Tech, Inc.	5,119	188,072
Trane Technologies plc	513	224,735
Valmont Industries, Inc.	324	117,920
Veralto Corp.	1,718	180,098
Watts Water Technologies, Inc., Class A	289	75,810
Westinghouse Air Brake Technologies Corp.	689	132,322

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Xylem, Inc.	1,211	175,135
Zoom Communications, Inc., Class A *	1,080	79,974
		3,762,749
Total Common Stocks (Cost $6,224,351)		7,270,525
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (a) (b) (Cost $118,690)	118,666	118,678
Total Investments — 99.1% (Cost $6,343,041)		7,389,203
Other Assets in Excess of Liabilities — 0.9%		64,720
NET ASSETS — 100.0%		7,453,923

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Machinery	18.3%
Electrical Equipment	14.8
Building Products	9.3
Commercial Services & Supplies	9.1
Electric Utilities	8.2
Multi-Utilities	6.1
Industrial Conglomerates	4.9
Construction & Engineering	4.5
Electronic Equipment, Instruments & Components	4.1
Semiconductors & Semiconductor Equipment	3.8
Software	3.8
Water Utilities	2.5
Metals & Mining	2.1
Financial Services	1.5
Containers & Packaging	1.4
Chemicals	1.1
Automobiles	1.1
Professional Services	1.1
Paper & Forest Products	0.7
Short-Term Investments	1.6

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$135,002	$—	$135,002
Austria	—	54,420	—	54,420
Canada	93,411	—	—	93,411
China	—	157,746	—	157,746
Denmark	—	141,820	—	141,820
France	—	351,277	—	351,277
Germany	—	444,517	—	444,517
Ireland	—	69,381	—	69,381

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Italy	$—	$211,878	$—	$211,878
Japan	—	495,657	—	495,657
Netherlands	—	77,956	—	77,956
Spain	—	70,833	—	70,833
Sweden	—	298,843	—	298,843
Switzerland	106,990	—	—	106,990
Taiwan	135,549	—	—	135,549
United Kingdom	—	662,496	—	662,496
United States	3,710,473	52,276	—	3,762,749
Total Common Stocks	4,046,423	3,224,102	—	7,270,525
Short-Term Investments
Investment Companies	118,678	—	—	118,678
Total Investments in Securities	$4,165,101	$3,224,102	$—	$7,389,203
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (a) (b)	$—	$1,018,940	$900,242	$(8)	$(12)	$118,678	118,666	$1,221	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.